Acquisitions and Divestitures - Acquisitions Table (Details) $ in Thousands													1 Months Ended						12 Months Ended
		Mar. 02, 2015 USD ($)		Nov. 25, 2014 USD ($) shares	Mar. 03, 2014 USD ($) shares		Sep. 03, 2013 USD ($)	Jun. 05, 2013 USD ($)	Mar. 08, 2013 USD ($)		Mar. 01, 2013 USD ($) shares		Nov. 30, 2014 USD ($) shares		Dec. 31, 2013 shares	[4]	May. 31, 2013 shares	[5]	Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($) shares		Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Borrowings	[1]																		$ 889,606		$ 1,648,028		$ 957,503
Western Gas Partners, LP [Member]
Business Acquisition [Line Items]
Units issued | shares																			498,009		10,913,853
Western Gas Partners, LP [Member] | Class C Units [Member]
Business Acquisition [Line Items]
Units issued | shares																			498,009		10,913,853
Proceeds from the issuance of units													$ 750,000						$ 0	[1]	$ 750,000	[1]	$ 0	[1]
Western Gas Partners, LP [Member] | General Partner [Member]
Business Acquisition [Line Items]
Percentage acquired																			100.00%
Units issued | shares	[3]												153,061	[2]	97,959		143,163
Western Gas Partners, LP [Member] | Non-Operated Marcellus Interest [Member]
Business Acquisition [Line Items]
Percentage acquired											33.75%	[6]							33.75%
Borrowings	[6]										$ 250,000
Cash on hand	[6]										$ 215,500
General partner units issued | shares											9,166
Western Gas Partners, LP [Member] | Non-Operated Marcellus Interest [Member] | Common Units [Member]
Business Acquisition [Line Items]
Common units issued | shares	[6]										449,129
Western Gas Partners, LP [Member] | Non-Operated Marcellus Interest [Member] | General Partner [Member]
Business Acquisition [Line Items]
Proceeds from the issuance of units											$ 500
Western Gas Partners, LP [Member] | Anadarko-Operated Marcellus Interest [Member]
Business Acquisition [Line Items]
Percentage acquired									33.75%	[7]									33.75%
Borrowings	[7]								$ 133,500
Purchase price adjustment									$ 1,100
Western Gas Partners, LP [Member] | Mont Belvieu Joint Venture [Member]
Business Acquisition [Line Items]
Equity investment ownership	[8]							25.00%
Cash on hand	[8]							$ 78,129
Western Gas Partners, LP [Member] | Mont Belvieu Joint Venture [Member] | Fractionation Train [Member]
Business Acquisition [Line Items]
Assets, number of units								2
Western Gas Partners, LP [Member] | Overland Trail Transmission Limited Liability Company [Member]
Business Acquisition [Line Items]
Percentage acquired	[9]						100.00%
Borrowings	[9]						$ 27,500
Western Gas Partners, LP [Member] | Texas Express and Front Range [Member]
Business Acquisition [Line Items]
Borrowings	[10]				$ 350,000
Cash on hand	[10]				$ 6,250
Common units issued | shares																					314,786
General partner units issued | shares					6,296
Western Gas Partners, LP [Member] | Texas Express and Front Range [Member] | Common Units [Member]
Business Acquisition [Line Items]
Common units issued | shares					308,490	[10]															308,490
Western Gas Partners, LP [Member] | Texas Express and Front Range [Member] | General Partner [Member]
Business Acquisition [Line Items]
Common units issued | shares																					6,296
Proceeds from the issuance of units					$ 400
Western Gas Partners, LP [Member] | Texas Express Pipeline LLC [Member]
Business Acquisition [Line Items]
Equity investment ownership					20.00%
Western Gas Partners, LP [Member] | Texas Express Gathering LLC [Member]
Business Acquisition [Line Items]
Equity investment ownership					20.00%
Western Gas Partners, LP [Member] | Front Range Pipeline LLC [Member]
Business Acquisition [Line Items]
Equity investment ownership					33.33%
Western Gas Partners, LP [Member] | Delaware Basin Midstream LLC [Member]
Business Acquisition [Line Items]
Percentage acquired	[11]			100.00%
Borrowings	[11]			$ 475,000
Cash on hand	[11]			$ 298,327
Western Gas Partners, LP [Member] | Delaware Basin Midstream LLC [Member] | Level 3 Inputs [Member]
Business Acquisition [Line Items]
Purchase price adjustment																			$ 1,557,473
Western Gas Partners, LP [Member] | Delaware Basin Midstream LLC [Member] | Class C Units [Member]
Business Acquisition [Line Items]
Units issued | shares	[11]			10,913,853
Western Gas Partners, LP [Member] | Delaware Basin JV Gathering LLC [Member]
Business Acquisition [Line Items]
Percentage acquired		50.00%	[12]																50.00%
Western Gas Partners, LP [Member] | Delaware Basin JV Gathering LLC [Member] | Deferred Purchase Price Obligation - Anadarko [Member] | Level 3 Inputs [Member]
Business Acquisition [Line Items]
Deferred purchase price obligation to Anadarko - acquisition date value	[12]	$ 174,276
Deferred purchase price obligation to Anadarko - future value		$ 282,800

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Includes the issuance of 1,120,153 WES common units pursuant to the partial exercise of the underwriters’ over-allotment option, the net proceeds from which were $77.0 million. Beginning with this partial exercise, WES GP elected not to make a corresponding capital contribution to maintain its 2.0% interest in WES.
[3]	Represents general partner units of WES issued to WES GP in exchange for WES GP’s proportionate capital contribution.
[4]	Includes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option. Net proceeds from this partial exercise (including WES GP’s proportionate capital contribution) were $18.1 million.
[5]	Includes the issuance of 915,000 WES common units pursuant to the full exercise of the underwriters’ over-allotment option.
[6]	WES acquired Anadarko’s 33.75% interest (non-operated) (the “Non-Operated Marcellus Interest”) in the Liberty and Rome gas gathering systems (the “Non-Operated Marcellus Interest systems”), serving production from the Marcellus shale in North-central Pennsylvania. In connection with the issuance of WES common units, WES GP purchased 9,166 general partner units for consideration of $0.5 million.
[7]	WES acquired a 33.75% interest (the “Anadarko-Operated Marcellus Interest”) in each of the Larry’s Creek, Seely and Warrensville gas gathering systems (the “Anadarko-Operated Marcellus Interest systems”), which are operated by Anadarko and serve production from the Marcellus shale in North-central Pennsylvania, from a third party. During the third quarter of 2013, WES recorded a $1.1 million decrease in the assets acquired and liabilities assumed in the acquisition, representing the final purchase price allocation.
[8]	WES acquired a 25% interest in the Mont Belvieu JV, an entity formed to design, construct, and own two fractionation trains located in Mont Belvieu, Texas, from a third party. The interest acquired is accounted for under the equity method of accounting.
[9]	WES acquired Overland Trail Transmission, LLC (“OTTCO”), a Delaware limited liability company, from a third party. OTTCO owns and operates an intrastate pipeline that connects WES’s Red Desert and Granger complexes in southwestern Wyoming.
[10]	WES acquired a 20% interest in each of TEG and TEP and a 33.33% interest in FRP from Anadarko. These assets gather and transport NGLs primarily from the Anadarko and Denver-Julesburg (“DJ”) Basins. The interests in these entities are accounted for under the equity method of accounting. In connection with the issuance of WES common units, WES issued 6,296 general partner units to WES GP in exchange for WES GP’s proportionate capital contribution of $0.4 million.
[11]	WES acquired Nuevo Midstream, LLC (“Nuevo”) from a third party. Following the acquisition, WES changed the name of Nuevo to Delaware Basin Midstream, LLC (“DBM”). The assets acquired include cryogenic processing plants, a gas gathering system, and related facilities and equipment, which are collectively referred to as the “DBM complex” and serve production from Reeves, Loving and Culberson Counties, Texas and Eddy and Lea Counties, New Mexico. See DBM acquisition below for further information, including the final allocation of the purchase price.
[12]	WES acquired Anadarko’s interest in Delaware Basin JV Gathering LLC (“DBJV”), which owns a 50% interest in a gathering system and related facilities (the “DBJV system”). The DBJV system is located in the Delaware Basin in Loving, Ward, Winkler and Reeves Counties, Texas. WES will make a cash payment on March 31, 2020, to Anadarko as consideration for the acquisition of DBJV. WES currently estimates the future payment will be $282.8 million, the net present value of which was $174.3 million as of the acquisition date. See DBJV acquisition—Deferred purchase price obligation - Anadarko below.